MFS(R) Mutual Funds
SEMIANNUAL REPORT 2/28/03

MFS(R) CORE GROWTH FUND

A path for pursuing opportunity

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) CORE GROWTH FUND

LARGE-CAP GROWTH AT A REASONABLE PRICE WITH
MARKET CAP FLEXIBILITY

A growth fund that primarily focuses on large cap stocks but which retains the flexibility to opportunistically invest in small, mid, and large cap companies. The Fund employs a growth at a reasonable price strategy in seeking well-run businesses poised for growth. Seeks businesses with strong fundamentals, superior management, and a sustainable competitive advantage.

The fund seeks capital appreciation.

TABLE OF CONTENTS

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LETTER FROM THE CHAIRMAN                           1
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INSIGHTS FROM THE CHAIRMAN                         3
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MFS ORIGINAL RESEARCH(R)                           4
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MANAGEMENT REVIEW AND OUTLOOK                      5
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PERFORMANCE SUMMARY                                8
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PORTFOLIO OF INVESTMENTS                          11
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FINANCIAL STATEMENTS                              18
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NOTES TO FINANCIAL STATEMENTS                     30
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TRUSTEES AND OFFICERS                             37
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MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       39
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CONTACT INFORMATION                               40
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ASSET ALLOCATION                                  41

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NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT             NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
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LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

One can always find reasons not to invest. After three tough years in a row, it is only natural that investors - especially stock investors - may feel discouraged. People have fled in record numbers to the perceived safety of government bonds. Some people are claiming they'll never invest in the stock market again.

However, times like the present, when investors are feeling most worried and unsure, have historically been times of opportunity for long-term investors. Looking back at the late 1980s and early 1990s, for example - when a banking crisis, a junk bond debacle, the first Gulf War, and a collapse in consumer confidence gave many investors sleepless nights - we can see that that period ushered in the bull market of the mid- to late-1990s.

REASONS FOR OPTIMISM

We would also argue that much of the longer-term news in the past several months has been positive. Although many feared a "double-dip" recession last year, it did not happen. The U.S. economy grew modestly throughout 2002, and the consensus view seems to be for continued slow growth in 2003. Wages and worker productivity, according to the U.S. Labor Department, have been rising over the past year. We have seen companies in general become leaner and stronger, and corporate profits have slowly begun to recover. Corporate accounting scandals, which dragged down investor confidence and the market for much of last year, seem to be largely behind us.

IN OUR VIEW, A TIME OF OPPORTUNITY

Of course, there are always reasons to be concerned about the markets. As I write this in mid-March, a U.S. and U.K.-led war in Iraq has just commenced. There is no way of knowing what political and economic changes may occur by the time this message reaches you. Unemployment, while still relatively moderate by historical standards, has risen to a level that may affect consumer spending. We would also caution that, although stock valuations have fallen dramatically over the past several years, some areas of the market may still be overvalued.

However, our experience during nearly eight decades of investing has been that markets have always been cyclical and that investors may miss opportunities by waiting for all signs to indicate the cycle is turning up. It is impossible to call a market bottom, except in retrospect, and no one can say for certain whether the market will head up or down over the near term. But this seems to us like a particularly important time to take a long-term view.

These are issues best discussed with your investment professional, who is familiar with your risk tolerance, your individual goals, and your financial situation. But we would point out that times of great disappointment and uncertainty have often been periods of opportunity for long-term investors.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    March 21, 2003

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

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INSIGHTS FROM THE CHAIRMAN
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STRATEGIES FOR TODAY'S MARKET: MANAGE EXPECTATIONS, DIVERSIFY

In times such as these, it's tempting to focus on recent events and abandon the plans you and your investment professional have in place. I would suggest a different course of action that involves

o setting realistic investment expectations

o making sure that your investments are diversified, including different asset classes (stocks, bonds, international investments) and management styles

o revisiting periodically your long-term plan with your investment professional

History, I think, offers evidence to support this view. Stock returns for the past 30 years have been historically closer to 10.5%. The mid to late 1990s raised performance expectations to unrealistic levels as we were treated to several years of over 20% growth.(1) At the time, news stories suggested that this kind of performance would become the norm, that technology would rule the "new economy;'" and that growth investing was the management style to adopt.

We all know what happened next. Technology collapsed. Value stocks pushed out growth stocks. Bonds became the new darlings. Any investor who acted on the '90s news predictions is undoubtedly feeling pinched today. That is why most investment professionals recommend staying diversified across a variety of asset classes - stocks, bonds, and international holdings - and a range of investing styles such as growth and value.

TAKE THE GUESSWORK OUT OF INVESTING

A financial plan that includes a mix of asset classes recognizes that individual asset classes frequently go in and out of favor. That kind of diversification helps take the guesswork out of investing. However, you do need to revisit your plan periodically as your personal situation and goals change. That's why it's so important for you and your investment professional to meet regularly and rebalance your assets as necessary.

(1) Source: Lipper Inc. Stocks are represented by the Standard & Poor's 500 Stock Index (S&P 500), which is a measure of the broad stock market. For the 30-year period ended December 31, 2002, the average annual return for the S&P 500 was 10.64%, and for the years 1995 through 1999, it was an average of 28.6% per year. It is not possible to invest directly in an index.

Past performance is no guarantee of future results.

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MFS ORIGINAL RESEARCH(R)
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THE HUMAN SIDE OF MONEY MANAGEMENT

For more than 75 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

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MANAGEMENT REVIEW AND OUTLOOK
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MARKET ENVIRONMENT

Over the six-month period, most industries and sectors showed few signs of improving business fundamentals such as earnings and cash flow growth. In the equity market we experienced extreme volatility. A sharp market plunge that began in August 2002 continued in September. In October and November we enjoyed a brief rally, which was strongest in sectors that had suffered the hardest earlier in 2002 - particularly technology and telecommunications. In our view, the rally was fueled largely by investor sentiment that stock valuations had simply fallen too far - and not by much real improvement in company fundamentals.

The rally turned out to be a false start, as stocks began falling again in December. We think that pullback was driven by two issues that still hung over the market as the period ended on February 28: uncertainty about an Iraqi war and concern that corporate earnings, even after a potential war, could continue to be weak for at least the first half of 2003.

CONTRIBUTORS TO PERFORMANCE

Positioning among financial services stocks was the strongest contributor to relative performance. A standout here was SLM Corp., the leading provider of higher education student loans. The company reported solid operating results amid declining funding costs and good loan and fee income growth. The portfolio also benefited from avoiding some financial services concerns that significantly underperformed during the period, including Bank of New York and Fifth Third Bancorp.

------------------------------------------------
TOP 5 STOCK HOLDINGS
2/28/03

PFIZER, INC.                               4.3%
Pharmaceutical products company
------------------------------------------------
AMGEN, INC.                                3.0%
Biotechnology firm
------------------------------------------------
MICROSOFT CORP.                            2.9%
Computer software and systems company
------------------------------------------------
SLM CORP.                                  2.6%
Higher education student loan firm
------------------------------------------------
ORACLE CORP.                               2.2%
Systems and business applications
software firm
------------------------------------------------
The portfolio is actively managed, and current
holdings may be different.
------------------------------------------------

In other sectors underweighted positions in stocks with significant weights in the fund's benchmark, the Russell 1000 Growth, also helped performance. Chief among these was General Electric, which lowered earnings estimates; Home Depot, which missed revenue expectations; and Coca Cola, which also lowered earnings estimates and announced layoffs. Avoiding Electronic Data Systems during the period also helped results. At the end of the period, neither General Electric nor Coca Cola were part of the portfolio.

TECHNOLOGY AND RETAIL HOLDINGS DETRACTED FROM PERFORMANCE

Positioning in the technology sector proved the biggest challenge relative to our benchmark, the Russell 1000 Growth Index. During the October/November rally, tech stocks significantly outperformed. Underweighting the sector, as well as specific stocks such as Intel, Microsoft, and Qualcomm, restrained results for the period. Slowing consumer spending in the latter part of the period affected our holdings in the retail sector. Weakness was widespread, hurting portfolio holdings including discount retailers Kohl's and TJX, and crafts chain A. C. Moore. At the end of the period, neither Qualcomm nor
A. C. Moore were part of the portfolio.

OUTLOOK

In our view, constrained consumers and conservative corporate chieftains will likely make for a muted cyclical rebound in business activity. Moreover, we think the apparent lack of "must have" new technologies, new drug compounds, or new value-added services suggests limits to potential secular growth in 2003. We feel competitive forces will likely remain intense in this environment, favoring companies that enjoy some cost advantage in producing and/or delivering their wares.

Companies have been able to offset elusive top line growth through cost cutting initiatives to generate earnings. Savings from restructuring programs, while real, are typically one-time in nature. If 2002 was the year for expanding profit margins (through squeezing suppliers, reducing headcount, etc.), we believe 2003 may be the year for renewed focus on asset turnover (using what you have more effectively). We think that keeping inventories low, consolidating production facilities, and focusing research and development efforts may be important growth drivers as the year progresses. In the wake of 2002's rash of corporate scandals and bankruptcies, we expect investors to remain keenly focused on the bottom line: that is, companies' ability to generate and grow cash flow.

/s/ Stephen Pesek

    Stephen Pesek
    Portfolio Manager


The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

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PERFORMANCE SUMMARY THROUGH 2/28/03
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Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

TOTAL RETURNS

----------------------
Average annual
without sales charge
----------------------

                 Class
   Share       inception
   class         date         6-mo      1-yr      3-yr       5-yr     Life(1)

     A          1/2/96         --      -26.22%    -21.18%    -0.68%     10.50%
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     B         12/31/99        --      -26.63%    -21.67%    -1.06%     10.21%
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     C         12/31/99        --      -26.63%    -21.66%    -1.05%     10.21%
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     I          1/2/97         --      -25.92%    -20.90%    -0.44%     10.71%
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     R         12/31/02        --      -26.22%    -21.18%    -0.68%     10.50%
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----------------------
Average annual
with sales charge
----------------------

     A                         --      -30.46%    -22.73%    -1.85%      9.59%
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     B                         --      -29.56%    -22.44%    -1.37%     10.21%
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     C                         --      -27.36%    -21.66%    -1.05%     10.21%
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----------------------
Cumulative without
sales charge
----------------------

     A                       -9.53%    -26.22%    -51.04%    -3.36%    104.34%
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     B                       -9.83%    -26.63%    -51.95%    -5.19%    100.48%
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     C                       -9.83%    -26.63%    -51.93%    -5.15%    100.55%
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     I                       -9.35%    -25.92%    -50.50%    -2.19%    107.06%
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     R                       -9.53%    -26.22%    -51.04%    -3.36%    104.34%
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----------------------
Average Annual
----------------------

Comparative Indices           6-mo      1-yr      3-yr       5-yr     Life(1)

Average large cap
growth fund(2)               -7.60%    -25.48%    -24.14%    -5.68%      2.70%
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Russell 1000
Growth Index(3)              -6.72%    -25.61%    -24.37%    -6.33%      3.54%
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    Periods less than one year are actual not annualized.
(1) For the period from the commencement of the fund's investment operations, January 2, 1996, through February 28, 2003. Index information is from January 3, 1996.
(2) Source: Lipper Inc., an independent firm that tracks mutual fund performance.
(3) Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

RUSSELL 1000 GROWTH INDEX: Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A share performance, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B share performance, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C share performance, including sales charge, reflects the deduction of the 1% CDSC applicable to Class C shares redeemed within 12 months. Class I shares have no sales charge and are only available to certain investors. Class R shares have no initial sales charge or CDSC and are available only to certain retirement plans.

Performance for share classes initially offered after Class A shares includes the performance of the fund's Class A shares for periods prior to the offering of these share classes. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Investments in foreign and/or emerging markets securities may be unfavorably affected by interest rates, currency exchange rates, economic, and political conditions.

Investing in small and/or emerging growth companies is riskier than investing in more-established companies.

These risks may increase share price volatility. Please see the prospectus for details.


This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

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PORTFOLIO OF INVESTMENTS (unaudited) 2/28/03
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The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad-based asset classes.

Stocks - 99.2%
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ISSUER                                                                 SHARES              $ VALUE
--------------------------------------------------------------------------------------------------
U.S. Stocks - 92.2%
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Aerospace & Defense - 1.0%
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Northrop Grumman Corp.                                                 71,500           $6,199,050
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Apparel & Textiles - 1.0%
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Nike, Inc., "B"                                                        62,300           $2,888,851
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Reebok International Ltd.(1)                                          100,000            3,125,000
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                                                                                        $6,013,851
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Automotive - 0.7%
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Harley-Davidson, Inc.                                                 101,300           $4,010,467
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Biotechnology - 3.2%
--------------------------------------------------------------------------------------------------
Amgen, Inc.(1)                                                        330,000          $18,031,200
--------------------------------------------------------------------------------------------------
Genentech, Inc.(1)                                                     33,200            1,173,952
--------------------------------------------------------------------------------------------------
                                                                                       $19,205,152
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Business Machines - 1.9%
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International Business Machines Corp.                                 146,500          $11,419,675
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Business Services - 5.1%
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Automatic Data Processing, Inc.                                       169,300           $5,502,250
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Fedex Corp.                                                           181,000            9,303,400
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First Data Corp.                                                      237,100            8,215,515
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Manpower, Inc.                                                        100,000            3,037,000
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Paychex, Inc.                                                          96,100            2,519,742
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United Parcel Service, Inc.                                            40,000            2,301,600
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                                                                                       $30,879,507
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Computer Hardware - Systems - 2.1%
--------------------------------------------------------------------------------------------------
Dell Computer Corp.(1)                                                423,000          $11,404,080
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Lexmark International, Inc.(1)                                         24,400            1,522,804
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                                                                                       $12,926,884
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Computer Software - Personal Computers - 3.7%
--------------------------------------------------------------------------------------------------
Intuit, Inc.(1)                                                       101,500           $4,823,280
--------------------------------------------------------------------------------------------------
Microsoft Corp.                                                       740,000           17,538,000
--------------------------------------------------------------------------------------------------
                                                                                       $22,361,280
--------------------------------------------------------------------------------------------------

Computer Software - Services - 0.6%
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Affiliated Computer Services, Inc., "A"(1)                             38,200           $1,712,506
--------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc.(1)                                        81,900              867,321
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EMC Corp.(1)                                                          125,900              930,401
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                                                                                        $3,510,228
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Computer Software - Systems - 3.3%
--------------------------------------------------------------------------------------------------
Oracle Corp.(1)                                                     1,101,000          $13,167,960
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Peoplesoft, Inc.(1)                                                   126,900            2,169,990
--------------------------------------------------------------------------------------------------
VERITAS Software Corp.(1)                                             255,200            4,346,056
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                                                                                       $19,684,006
--------------------------------------------------------------------------------------------------
Consumer Goods & Services - 4.6%
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Avon Products, Inc.                                                   235,000          $12,220,000
--------------------------------------------------------------------------------------------------
Clorox Co.                                                             75,000            3,173,250
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Colgate-Palmolive Co.                                                 144,200            7,254,702
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Procter & Gamble Co.                                                   58,900            4,821,554
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                                                                                       $27,469,506
--------------------------------------------------------------------------------------------------
Containers - 0.9%
--------------------------------------------------------------------------------------------------
Ball Corp.                                                             90,000           $4,795,200
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Smurfit-Stone Container Corp.(1)                                       46,800              619,632
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                                                                                        $5,414,832
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Education - 1.0%
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Apollo Group, Inc.(1)                                                  85,400           $3,957,436
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Corinthian Colleges, Inc.(1)                                           50,000            1,874,000
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                                                                                        $5,831,436
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Electronics - 2.9%
--------------------------------------------------------------------------------------------------
Analog Devices, Inc.(1)                                               305,600           $8,911,296
--------------------------------------------------------------------------------------------------
Intel Corp.                                                            50,000              862,500
--------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                        71,200            2,459,248
--------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                            141,600            3,603,720
--------------------------------------------------------------------------------------------------
Xilinx, Inc.(1)                                                        82,500            1,889,250
--------------------------------------------------------------------------------------------------
                                                                                       $17,726,014
--------------------------------------------------------------------------------------------------

Entertainment - 4.0%
--------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.(1)                                               92,500           $1,047,100
--------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.(1)                                 110,800            4,045,308
--------------------------------------------------------------------------------------------------
Fox Entertainment Group, Inc.(1)                                       22,000              588,060
--------------------------------------------------------------------------------------------------
Liberty Media Corp.(1)                                                533,600            4,903,784
--------------------------------------------------------------------------------------------------
Viacom, Inc., "B"(1)                                                  241,000            8,948,330
--------------------------------------------------------------------------------------------------
Walt Disney Co.                                                       270,000            4,606,200
--------------------------------------------------------------------------------------------------
                                                                                       $24,138,782
--------------------------------------------------------------------------------------------------
Financial Institutions - 9.0%
--------------------------------------------------------------------------------------------------
American Express Co.                                                  198,500           $6,665,630
--------------------------------------------------------------------------------------------------
Charles Schwab Corp.                                                  116,000              916,400
--------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                       250,000            8,335,000
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Freddie Mac Corp.                                                     140,000            7,651,000
--------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                             141,600            9,834,120
--------------------------------------------------------------------------------------------------
MBNA Corp.                                                            157,800            2,185,530
--------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                             106,600            3,632,928
--------------------------------------------------------------------------------------------------
SLM Corp.                                                             140,000           15,253,000
--------------------------------------------------------------------------------------------------
                                                                                       $54,473,608
--------------------------------------------------------------------------------------------------
Food & Beverage Products - 3.4%
--------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                             140,000           $6,510,000
--------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc.                                             73,800            1,715,850
--------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                         204,700            7,844,104
--------------------------------------------------------------------------------------------------
Sysco Corp.                                                           157,000            4,257,840
--------------------------------------------------------------------------------------------------
                                                                                       $20,327,794
--------------------------------------------------------------------------------------------------
Healthcare - 0.7%
--------------------------------------------------------------------------------------------------
Caremark Rx, Inc.(1)                                                   36,500             $637,290
--------------------------------------------------------------------------------------------------
Weight Watchers International, Inc.(1)                                 91,900            3,846,015
--------------------------------------------------------------------------------------------------
                                                                                        $4,483,305
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Insurance - 0.8%
--------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                           120,500           $3,765,625
--------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp.                                      83,100            1,300,515
--------------------------------------------------------------------------------------------------
                                                                                        $5,066,140
--------------------------------------------------------------------------------------------------

Internet - 3.8%
--------------------------------------------------------------------------------------------------
eBay, Inc.(1)                                                          36,800           $2,885,856
--------------------------------------------------------------------------------------------------
Expedia, Inc.(1)                                                       10,700              746,753
--------------------------------------------------------------------------------------------------
Hotels.com - "A"(1)                                                    15,500              697,035
--------------------------------------------------------------------------------------------------
Network Associates, Inc.(1)                                           335,900            4,971,320
--------------------------------------------------------------------------------------------------
Symantec Corp.(1)                                                      69,200            2,800,524
--------------------------------------------------------------------------------------------------
USA Interactive(1)                                                    328,800            8,065,464
--------------------------------------------------------------------------------------------------
Yahoo, Inc.(1)                                                        138,500            2,887,725
--------------------------------------------------------------------------------------------------
                                                                                       $23,054,677
--------------------------------------------------------------------------------------------------
Machinery - 0.5%
--------------------------------------------------------------------------------------------------
Danaher Corp.                                                          49,200           $3,198,984
--------------------------------------------------------------------------------------------------

Manufacturing - 2.7%
--------------------------------------------------------------------------------------------------
3M Co.                                                                105,000          $13,163,850
--------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                              50,000            2,978,500
--------------------------------------------------------------------------------------------------
                                                                                       $16,142,350
--------------------------------------------------------------------------------------------------
Medical & Health Products - 9.8%
--------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                50,000           $1,720,000
--------------------------------------------------------------------------------------------------
Boston Scientific Corp.(1)                                             41,400            1,828,638
--------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                       143,100            8,093,736
--------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.(1)                                           61,900            3,082,620
--------------------------------------------------------------------------------------------------
Genzyme Corp. (General Division)(1)                                    50,200            1,565,236
--------------------------------------------------------------------------------------------------
Johnson & Johnson Co.                                                 170,000            8,916,500
--------------------------------------------------------------------------------------------------
Mylan Laboratories, Inc.                                               55,100            1,573,105
--------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                          869,400           25,925,508
--------------------------------------------------------------------------------------------------
Pharmacia Corp.                                                       116,700            4,822,044
--------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                  85,400            1,538,908
--------------------------------------------------------------------------------------------------
                                                                                       $59,066,295
--------------------------------------------------------------------------------------------------
Medical & Health Technology Services - 4.0%
--------------------------------------------------------------------------------------------------
Express Scripts, Inc.(1)                                               16,900             $874,068
--------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.(1)                                               17,000              578,000
--------------------------------------------------------------------------------------------------
Laboratory Corp. of America Holdings(1)                                50,000            1,388,500
--------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                       223,300            9,981,510
--------------------------------------------------------------------------------------------------
Millipore Corp.                                                       100,000            3,346,000
--------------------------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.(1)                           100,000            3,137,000
--------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.(1)                                             105,600            4,823,808
--------------------------------------------------------------------------------------------------
                                                                                       $24,128,886
--------------------------------------------------------------------------------------------------
Oil Services - 3.0%
--------------------------------------------------------------------------------------------------
BJ Services Co.(1)                                                    205,400           $7,059,598
--------------------------------------------------------------------------------------------------
Halliburton Co.                                                        32,400              656,424
--------------------------------------------------------------------------------------------------
Noble Corp.(1)                                                        120,000            4,356,000
--------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                      66,900            2,783,709
--------------------------------------------------------------------------------------------------
Smith International, Inc.(1)                                          100,000            3,486,000
--------------------------------------------------------------------------------------------------
                                                                                       $18,341,731
--------------------------------------------------------------------------------------------------
Oils - 0.3%
--------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                               42,800           $1,972,224
--------------------------------------------------------------------------------------------------

Printing & Publishing - 1.9%
--------------------------------------------------------------------------------------------------
New York Times Co.                                                    131,300           $6,100,198
--------------------------------------------------------------------------------------------------
Scholastic Corp.(1)                                                    60,000            1,407,600
--------------------------------------------------------------------------------------------------
Tribune Co.                                                            92,400            4,144,140
--------------------------------------------------------------------------------------------------
                                                                                       $11,651,938
--------------------------------------------------------------------------------------------------
Restaurants & Lodging - 0.9%
--------------------------------------------------------------------------------------------------
CEC Entertainment, Inc.(1)                                            110,000           $2,784,100
--------------------------------------------------------------------------------------------------
MGM Mirage, Inc.(1)                                                    46,400            1,188,768
--------------------------------------------------------------------------------------------------
Yum! Brands, Inc.(1)                                                  51,600            1,228,596
--------------------------------------------------------------------------------------------------
                                                                                        $5,201,464
--------------------------------------------------------------------------------------------------
Retail - 10.2%
--------------------------------------------------------------------------------------------------
AutoZone, Inc.(1)                                                      10,300             $677,740
--------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.(1)                                             36,500            1,205,960
--------------------------------------------------------------------------------------------------
Best Buy Co., Inc.(1)                                                 144,500            4,200,615
--------------------------------------------------------------------------------------------------
CVS Corp.                                                             261,100            6,501,390
--------------------------------------------------------------------------------------------------
Gap, Inc.                                                              87,600            1,142,304
--------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                      540,000           12,663,000
--------------------------------------------------------------------------------------------------
Kohl's Corp.(1)                                                       170,300            8,327,670
--------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                      56,800            2,232,240
--------------------------------------------------------------------------------------------------
Staples, Inc.(1)                                                      265,800            4,600,998
--------------------------------------------------------------------------------------------------
Target Corp.                                                          193,300            5,538,045
--------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                        177,100            2,845,997
--------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                 200,000            9,612,000
--------------------------------------------------------------------------------------------------
Walgreen Co.                                                           74,200            2,087,988
--------------------------------------------------------------------------------------------------
                                                                                       $61,635,947
--------------------------------------------------------------------------------------------------
Special Products & Services - 0.5%
--------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.(1)                              100,000           $2,873,000
--------------------------------------------------------------------------------------------------

Telecommunications - 4.7%
--------------------------------------------------------------------------------------------------
Cisco Systems, Inc.(1)                                                916,600          $12,814,068
--------------------------------------------------------------------------------------------------
Comcast Corp., "A"(1)                                                 350,000           10,227,000
--------------------------------------------------------------------------------------------------
EchoStar Communications Corp.(1)                                      200,000            5,266,000
--------------------------------------------------------------------------------------------------
                                                                                       $28,307,068
--------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                     $556,716,081
--------------------------------------------------------------------------------------------------

Foreign Stocks - 7.0%
--------------------------------------------------------------------------------------------------
Bermuda - 2.8%
--------------------------------------------------------------------------------------------------
ACE Ltd. (Insurance)                                                  113,600           $3,147,856
--------------------------------------------------------------------------------------------------
Tyco International Ltd. (Conglomerates)                               641,200            9,489,760
--------------------------------------------------------------------------------------------------
XL Capital Ltd. (Insurance)                                            58,100            4,121,614
--------------------------------------------------------------------------------------------------
                                                                                       $16,759,230
--------------------------------------------------------------------------------------------------
Canada - 0.8%
--------------------------------------------------------------------------------------------------
Encana Corp. (Oils)                                                   150,300           $4,934,349
--------------------------------------------------------------------------------------------------

France - 0.5%
--------------------------------------------------------------------------------------------------
STMicroelectronics N.V. (Electronics)                                 157,500           $2,931,075
--------------------------------------------------------------------------------------------------

Germany - 0.6%
--------------------------------------------------------------------------------------------------
Porsche AG (Automotive)                                                 2,000             $645,758
--------------------------------------------------------------------------------------------------
SAP AG, ADR (Computer Software - Systems)                              33,900            2,833,579
--------------------------------------------------------------------------------------------------
                                                                                        $3,479,337
--------------------------------------------------------------------------------------------------
Netherlands - 0.1%
--------------------------------------------------------------------------------------------------
ASML Holding N.V. (Electronics)(1)                                     77,200             $558,156
--------------------------------------------------------------------------------------------------

Switzerland - 1.2%
--------------------------------------------------------------------------------------------------
Alcon, Inc. (Medical & Health Technology Services)(1)                 112,300           $4,396,545
--------------------------------------------------------------------------------------------------
Novartis AG (Medical & Health Products)                                85,000            3,122,603
--------------------------------------------------------------------------------------------------
                                                                                        $7,519,148
--------------------------------------------------------------------------------------------------
Taiwan - 0.2%
--------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR
(Electronics)                                                         180,400           $1,279,036
--------------------------------------------------------------------------------------------------

United Kingdom - 0.8%
--------------------------------------------------------------------------------------------------
Unilever PLC (Food & Beverage Products)                               170,100           $1,514,912
--------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR (Telecommunications)                          178,701            3,234,488
--------------------------------------------------------------------------------------------------
                                                                                        $4,749,400
--------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                   $42,209,731
--------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $583,907,922)                                          $598,925,812
--------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 4.3%
--------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Identified Cost                                                 25,799,554          $25,799,554
--------------------------------------------------------------------------------------------------

Short-Term Obligations - 1.6%
--------------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
ISSUER                                                       (000 Omitted)                 $ VALUE
--------------------------------------------------------------------------------------------------
General Electric Capital Corp., due 3/03/03,
at Amortized Cost                                                      $9,385           $9,384,291
--------------------------------------------------------------------------------------------------

Repurchase Agreement - 0.6%
--------------------------------------------------------------------------------------------------
Morgan Stanley, dated 2/28/03, due 3/03/03, total to be
received $3,802,421 (secured by various U.S. Treasury and
Government Agency obligations in a jointly traded
account), at Cost                                                      $3,802           $3,802,000
--------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $622,893,767)                                     $637,911,657
--------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (5.7)%                                                (34,417,883)
--------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                   $603,493,774
--------------------------------------------------------------------------------------------------
(1) Non-income producing security.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                  STATEMENT OF ASSETS AND LIABILITIES (unaudited)
------------------------------------------------------------------------------------------------------------------

This is your fund's balance sheet. It shows the value of what the fund owns, how much it owes, and its resulting net assets.

AT 2/28/03

ASSETS
Investments, at value, including $24,723,261 of
securities on loan (identified cost, $622,893,767)            $637,911,657
---------------------------------------------------------------------------------------------------
Cash                                                                   864
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                  1,122,408
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                 15,197,775
---------------------------------------------------------------------------------------------------
Interest and dividends receivable                                  435,672
---------------------------------------------------------------------------------------------------
Total assets                                                                           $654,668,376
---------------------------------------------------------------------------------------------------

LIABILITIES

Payable for fund shares reacquired                              $1,256,138
---------------------------------------------------------------------------------------------------
Payable for investments purchased                               23,949,897
---------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                      25,799,554
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                    12,401
---------------------------------------------------------------------------------------------------
  Administrative fee                                                   289
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                       9,242
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                             147,081
---------------------------------------------------------------------------------------------------
Total liabilities                                                                       $51,174,602
---------------------------------------------------------------------------------------------------
Net assets                                                                             $603,493,774
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                               $865,757,867
---------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                 15,015,667
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions                                 (275,213,223)
---------------------------------------------------------------------------------------------------
Accumulated net investment loss                                 (2,066,537)
---------------------------------------------------------------------------------------------------
Total                                                                                  $603,493,774
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                50,772,877
---------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                  $400,577,980
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            33,491,213
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $11.96
---------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25x11.96)                                                 $12.69
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                  $116,605,312
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             9,937,321
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $11.73
---------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                   $82,352,949
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             7,017,700
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $11.74
---------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                    $3,952,691
---------------------------------------------------------------------------------------------------
  Shares outstanding                                               326,238
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                  $12.12
---------------------------------------------------------------------------------------------------

Class R shares

  Net assets                                                        $4,842
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                   405
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                  $11.96
---------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements.

----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (unaudited)
----------------------------------------------------------------------------------------------------

The Statement of Operations describes how much your fund received as investment income, expenses deducted from income and a description of realized and unrealized gains (losses) for the fund.

FOR SIX MONTHS ENDING 2/28/03

NET INVESTMENT LOSS

Income
---------------------------------------------------------------------------------------------------
  Dividends                                                     $2,718,757
---------------------------------------------------------------------------------------------------
  Interest                                                         118,445
---------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                           (20,380)
---------------------------------------------------------------------------------------------------
Total investment income                                                                 $2,816,822
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
  Management fee                                                $2,326,602
---------------------------------------------------------------------------------------------------
  Trustees' compensation                                             3,057
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                  310,213
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                           729,996
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                           582,722
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                           412,217
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                                 4
---------------------------------------------------------------------------------------------------
  Administrative fee                                                17,577
---------------------------------------------------------------------------------------------------
  Custodian fee                                                    109,209
---------------------------------------------------------------------------------------------------
  Printing                                                          45,376
---------------------------------------------------------------------------------------------------
  Postage                                                           38,237
---------------------------------------------------------------------------------------------------
  Auditing fees                                                     16,974
---------------------------------------------------------------------------------------------------
  Legal fees                                                           387
---------------------------------------------------------------------------------------------------
  Miscellaneous                                                    345,494
---------------------------------------------------------------------------------------------------
Total expenses                                                  $4,938,065
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                            (104,767)
---------------------------------------------------------------------------------------------------
Net expenses                                                                            $4,833,298
---------------------------------------------------------------------------------------------------
Net investment loss                                                                    $(2,016,476)
---------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized loss (identified cost basis)
---------------------------------------------------------------------------------------------------
  Investment transactions                                     $(74,312,835)
---------------------------------------------------------------------------------------------------
  Foreign currency transactions                                    (16,915)
---------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                                          $(74,329,750)
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
---------------------------------------------------------------------------------------------------
  Investments                                                  $12,195,791
---------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                        (2,366)
---------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                            $12,193,425
---------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and
foreign currency                                                                      $(62,136,325)
---------------------------------------------------------------------------------------------------
Decrease in net assets from operations                                                $(64,152,801)
---------------------------------------------------------------------------------------------------

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                         STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------

This Statement gives you a summary of distributions of income and gains (losses) separated by share class.
                                                                 SIX MONTHS                YEAR
                                                                   ENDING                 ENDING
                                                                   2/28/03               8/31/02
                                                                 (UNAUDITED)
OPERATIONS

Net investment loss                                              $(2,016,476)           $(5,026,422)
---------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                     (74,329,750)          (159,458,811)
---------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                       12,193,425             11,758,109
-------------------------------------------------------------   ------------          -------------
Decrease in net assets from operations                          $(64,152,801)         $(152,727,124)
-------------------------------------------------------------   ------------          -------------
Net increase in net assets from fund share transactions          $48,197,127           $539,015,264
-------------------------------------------------------------   ------------          -------------
Total increase (decrease) in net assets                         $(15,955,674)          $386,288,140
-------------------------------------------------------------   ------------          -------------

NET ASSETS

At beginning of period                                          $619,449,448           $233,161,308
---------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment loss
of $2,066,537 and $50,061, respectively)                        $603,493,774           $619,449,448
---------------------------------------------------------------------------------------------------

See notes to financial statements.

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights show income, gains, losses and distributions per share for each share class offered by the fund.

                                   SIX MONTHS                                       YEAR ENDING 8/31
                                     ENDING              ----------------------------------------------------------------------
                                     2/28/03                 2002            2001            2000          1999          1998
CLASS A                            (UNAUDITED)

Net asset value, beginning of
period                               $13.22             $16.89          $27.51          $19.46          $14.44          $15.82
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(4)

 Net investment loss(1)              $(0.03)            $(0.12)         $(0.11)         $(0.16)           $ --          $(0.01)
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain (loss) on investments
 and foreign currency                 (1.23)             (3.55)          (9.73)           9.75            7.34            1.26
----------------------------------   ------             ------          ------          ------          ------          ------
Total from investment
operations                           $(1.26)            $(3.67)         $(9.84)          $9.59           $7.34           $1.25
----------------------------------   ------             ------          ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net investment income            $ --               $ --            $ --            $ --            $ --          $(1.20)
-------------------------------------------------------------------------------------------------------------------------------
 From net realized gain on
 investments and foreign
 currency transactions                   --                 --           (0.53)          (1.54)          (2.32)          (1.43)
-------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized
 gain on investments and
 foreign currency transactions           --                 --           (0.25)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                        $ --               $ --          $(0.78)         $(1.54)         $(2.32)         $(2.63)
----------------------------------   ------             ------          ------          ------          ------          ------
Net asset value, end
of period                            $11.96             $13.22          $16.89          $27.51          $19.46          $14.44
----------------------------------   ------             ------          ------          ------          ------          ------
Total return (%)(6)                   (9.53)(3)         (21.73)         (36.57)          51.38           54.33            8.75
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued


                                   SIX MONTHS                                       YEAR ENDING 8/31
                                     ENDING              ----------------------------------------------------------------------
                                     2/28/03                 2002            2001            2000          1999          1998
CLASS A                            (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(1):

Expenses(5)                            1.38(2)            1.47            1.52            1.25            0.88            0.89
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                   (0.45)(2)          (0.76)          (0.56)          (0.69)          (0.01)          (0.03)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                      153                257             283             303             240             261
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                      $400,578           $417,986        $111,062         $10,833          $1,837          $1,495
-------------------------------------------------------------------------------------------------------------------------------

1. The investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees from January 1, 2000 through July 30, 2002. In consideration, the fund paid the investment adviser a reimbursement fee not greater 0.40% of average daily net assets. Prior to January 1, 2000, the investment adviser and distributor voluntarily waived their fees. In consideration, the fund paid the investment adviser a fee not greater than 1.50% of average daily net assets. To the extent actual expenses were over these limitations, and the waivers had not been in place, the net investment loss and ratios would have been:

Net investment loss                    $ --             $(0.11)         $(0.12)         $(0.39)         $(0.22)         $(0.17)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(5)                              --               1.43            1.57            2.20            2.13            2.15
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                      --              (0.72)          (0.61)          (1.64)          (1.26)          (1.29)
-------------------------------------------------------------------------------------------------------------------------------

2. Annualized
3. Not annualized.
4. Per share data are based on average shares outstanding.
5. Ratios do not reflect reductions from fees paid indirectly.
6. Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued
                                                        SIX MONTHS               YEAR ENDING 8/31                PERIOD
                                                          ENDING            ---------------------------          ENDING
                                                         2/28/03              2002             2001             8/31/98(2)
CLASS B                                                (UNAUDITED)

Net asset value, beginning of period                     $13.01              $16.72            $27.41             $23.88
--------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(5)

  Net investment loss(1)                                 $(0.07)             $(0.22)           $(0.23)            $(0.28)
--------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                        (1.21)              (3.49)            (9.70)              3.81
------------------------------------------------------   ------              ------            ------             ------
Total from investment operations                         $(1.28)             $(3.71)           $(9.93)             $3.53
------------------------------------------------------   ------              ------            ------             ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and
  foreign currency transactions                           $  --               $  --            $(0.52)             $  --
--------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gain on investments
 and foreign currency transactions                           --                  --             (0.24)                --
------------------------------------------------------   ------              ------            ------             ------
Total distributions declared to shareholders              $  --               $  --            $(0.76)             $  --
------------------------------------------------------   ------              ------            ------             ------
Net asset value, end of period                           $11.73              $13.01            $16.72             $27.41
------------------------------------------------------   ------              ------            ------             ------
Total return (%)                                          (9.83)(4)          (22.13)           (37.01)             14.74(4)
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(1):

Expenses(6)                                                2.03(3)             2.12              2.17               2.15(3)
--------------------------------------------------------------------------------------------------------------------------
Net investment loss                                       (1.10)(3)           (1.41)            (1.20)             (1.51)(3)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                          153                 257               283                303
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)              $116,605            $114,619           $68,839             $8,795
--------------------------------------------------------------------------------------------------------------------------

1. The investment adviser voluntarily agreed under a temporary reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees from January 1, 2000 through July 30, 2002. In consideration, the fund paid the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. To the extent actual expenses were over this limitation, the investment loss per share and the ratios would have been:

Net investment loss                                          --              $(0.21)           $(0.24)            $(0.40)
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(6)                                                  --                2.08              2.22               2.85(3)
--------------------------------------------------------------------------------------------------------------------------
Net investment loss                                          --               (1.37)            (1.25)             (2.21)(3)
--------------------------------------------------------------------------------------------------------------------------

2. For the period from the inception of Class B shares, December 31, 1999, through August 31, 2000.
3. Annualized.
4. Not annualized.
5. Per share data are based on average shares outstanding.
6. Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                                        SIX MONTHS               YEAR ENDING 8/31                PERIOD
                                                          ENDING            ---------------------------          ENDING
                                                         2/28/03              2002             2001             8/31/98(2)
CLASS C                                                (UNAUDITED)


Net asset value, beginning of period                     $13.02              $16.73            $27.43             $23.88
--------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(5)

  Net investment loss(1)                                 $(0.07)             $(0.22)           $(0.23)            $(0.27)
--------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                        (1.21)              (3.49)            (9.70)              3.82
------------------------------------------------------   ------              ------            ------             ------
Total from investment operations                         $(1.28)             $(3.71)           $(9.93)             $3.55
------------------------------------------------------   ------              ------            ------             ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on investments and
  foreign currency transactions                           $  --               $  --            $(0.53)             $  --
--------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
  and foreign currency transactions                          --                  --             (0.24)                --
------------------------------------------------------   ------              ------            ------             ------
Total distributions declared to shareholders              $  --               $  --            $(0.77)             $  --
------------------------------------------------------   ------              ------            ------             ------
Net asset value, end of period                           $11.74              $13.02            $16.73             $27.43
------------------------------------------------------   ------              ------            ------             ------
Total return (%)                                          (9.83)(4)          (22.18)           (36.99)             14.82(4)
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(1):

Expenses(6)                                                2.03(3)             2.12              2.17               2.15(3)
--------------------------------------------------------------------------------------------------------------------------
Net investment loss                                       (1.10)(3)           (1.41)            (1.20)             (1.50)(3)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                          153                 257               283                303
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)               $82,353             $82,441           $45,879             $4,750
--------------------------------------------------------------------------------------------------------------------------

1. The investment adviser voluntarily agreed under a temporary reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees from January 1, 2000 through July 30, 2002. In consideration, the fund paid the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. To the extent actual expenses were over this limitation, the investment loss per share and the ratios would have been:

Net investment loss                                          --              $(0.21)           $(0.24)            $(0.39)
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(6)                                                  --                2.08              2.22               2.85(3)
--------------------------------------------------------------------------------------------------------------------------
Net investment loss                                          --               (1.37)            (1.25)             (2.22)(3)
--------------------------------------------------------------------------------------------------------------------------

2. For the period from the inception of Class C shares, December 31, 1999, through August 31, 2000.
3. Annualized.
4. Not annualized.
5. Per share data are based on average shares outstanding.
6. Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                   SIX MONTHS                                       YEAR ENDING 8/31
                                     ENDING              ----------------------------------------------------------------------
                                     2/28/03             2002             2001            2000           1999           1998
CLASS I                            (UNAUDITED)

Net asset value, beginning of
period                               $13.37             $17.01          $27.63          $19.47          $14.46          $15.84
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(4)

  Net investment loss(1)             $(0.01)            $(0.06)         $(0.03)         $(0.09)         $   --          $(0.01)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                (1.24)             (3.58)          (9.80)           9.79            7.33            1.26
----------------------------------   ------             ------          ------          ------          ------          ------
Total from investment
operations                           $(1.25)            $(3.64)         $(9.83)          $9.70           $7.33           $1.25
----------------------------------   ------             ------          ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income           $ --              $  --           $  --           $  --           $  --          $(1.20)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                  --                 --           (0.54)          (1.54)          (2.32)          (1.43)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments and
  foreign currency transactions          --                 --           (0.25)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                        $ --               $ --          $(0.79)         $(1.54)         $(2.32)         $(2.63)
----------------------------------   ------             ------          ------          ------          ------          ------
Net asset value, end
of period                            $12.12             $13.37          $17.01          $27.63          $19.47          $14.46
----------------------------------   ------             ------          ------          ------          ------          ------
Total return (%)                      (9.35)(3)         (21.40)         (36.39)          51.77           54.40            8.82
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                   SIX MONTHS                                       YEAR ENDING 8/31
                                     ENDING              ----------------------------------------------------------------------
                                     2/28/03             2002             2001            2000           1999           1998
CLASS I                            (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(1):

Expenses(5)                            1.03(2)            1.12            1.15            0.94            0.71            0.89
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                   (0.10)(2)          (0.39)          (0.14)          (0.37)          (0.02)          (0.06)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                      153                257             283             303             240             261
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                        $3,953             $4.403          $7,381         $11,483         $10,285          $1,415
-------------------------------------------------------------------------------------------------------------------------------

1. The investment adviser voluntarily agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management fee from January 1, 2000 through July 30, 2002. In consideration, the fund paid the investment adviser a reimbursement fee not greater 0.40% of average daily net assets. Prior to January 1, 2000, the investment adviser voluntarily waived its fee. To the extent actual expenses were over these limitations, and the waivers had not been in place, the net investment loss and the ratios would have been:

Net investment loss                    $ --             $(0.06)         $(0.04)         $(0.39)         $(0.14)         $(0.13)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(5)                              --               1.08            1.20            1.84            1.46            1.65
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                      --              (0.35)          (0.19)          (1.27)          (0.77)          (0.81)
-------------------------------------------------------------------------------------------------------------------------------

2. Annualized
3. Not annualized.
4. Per share data are based on average shares outstanding.
5. Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

                                                                    FOR PERIOD
                                                             ENDING 2/28/03(1)
                                                                   (UNAUDITED)

CLASS R

Net asset value, beginning of period                                 $12.35
-------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(4)

  Net investment loss                                                $(0.01)
-------------------------------------------------------------------------------
  Net realized and unrealized loss on investments
  and foreign currency                                                (0.38)(6)
------------------------------------------------------------------   ------
Total from investment operations                                     $(0.39)
------------------------------------------------------------------   ------
Net asset value, end of period                                       $11.96
------------------------------------------------------------------   ------
Total return (%)                                                      (3.16)(3)
-------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(1):

Expenses(5)                                                            1.53(2)
-------------------------------------------------------------------------------
Net investment loss                                                   (0.60)(2)
-------------------------------------------------------------------------------
Portfolio turnover                                                      153
-------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                $5
------------------------------------------------------------------------------

1. For the period from the inception of Class R shares, December 31, 2002, through February 28, 2003.
2. Annualized.
3. Not annualized.
4. Per share data are based on average shares outstanding.
5. Ratios do not reflect reductions from fees paid indirectly.
6. The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of the sales of fund shares and the amount of the per share realized and unrealized gains and losses at such time.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Core Growth Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's custodian fees were reduced by $4,321 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the period, the fund's custodian fees were reduced by $100,446 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, real estate investment trusts, and capital losses.

The tax character of distributions declared for the years ended
August 31, 2002 and August 31, 2001 was as follows:

                                                    8/31/02            8/31/01
Distributions declared from:
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  Ordinary income                                     $  --         $1,380,303
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  Long-term capital gain                                 --            854,235
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                                                      $  --         $2,234,538
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Tax return of capital                                    --             13,485
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Total distributions declared                          $  --         $2,248,023
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As of August 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

      Undistributed ordinary income                  $         --
      ------------------------------------------------------------
      Undistributed long-term capital gain                     --
      ------------------------------------------------------------
      Capital loss carryforward                       (47,371,274)
      ------------------------------------------------------------
      Unrealized depreciation                         (57,443,077)
      ------------------------------------------------------------
      Other temporary differences                     (93,296,941)
      ------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on August 31, 2009, ($217,688) and August 31, 2010 ($47,153,586).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for inactive trustees and an unfunded retirement benefit deferral plan for active trustees. Included in Trustees' compensation is a net decrease of $4,144 as a result of the change in the fund's pension liability for active Trustees and a pension expense of $361 for inactive Trustees for the six months ended February 28, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

      First $2 billion                                          0.0175%
      -----------------------------------------------------------------
      Next $2.5 billion                                         0.0130%
      -----------------------------------------------------------------
      Next $2.5 billion                                         0.0005%
      -----------------------------------------------------------------
      In excess of $7 billion                                   0.0000%
      -----------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $55,952 for the six months ended February 28, 2003, as its portion of the sales charge on sales of Class A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, and Class R shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                      CLASS A    CLASS B    CLASS C    CLASS R

Distribution Fee                        0.10%      0.75%      0.75%      0.25%
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Service Fee                             0.25%      0.25%      0.25%      0.25%
------------------------------------------------------------------------------
Total Distribution Plan                 0.35%      1.00%      1.00%      0.50%
------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended February 28, 2003, amounted to:

                                      CLASS A    CLASS B    CLASS C    CLASS R

Service Fee Retained by MFD           $25,089       $112       $341       $ --
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Fees incurred under the distribution plan during the six months ended February 28, 2003, were as follows:

                                      CLASS A    CLASS B    CLASS C    CLASS R

Total Distribution Plan                 0.35%      1.00%      1.00%      0.50%
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Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended February 28, 2003, were as follows:

                                                 CLASS A    CLASS B    CLASS C

Contingent Deferred Sales Charges Imposed         $1,652   $166,001    $14,291
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SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.10%.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $984,401,056 and $934,376,747, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                     $683,126,356
      ----------------------------------------------------------------
      Gross unrealized depreciation                      $(77,475,752)
      ----------------------------------------------------------------
      Gross unrealized appreciation                        32,261,053
      ----------------------------------------------------------------
      Net unrealized depreciation                        $(45,214,699)
      ----------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                               Six months ending                    Year ending
                                                    2/28/03                           8/31/02
                                           SHARES            AMOUNT           SHARES           AMOUNT

CLASS A SHARES
Shares sold                                12,067,173      $155,135,897      34,876,638      $556,530,555
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                      --                --              18               295
----------------------------------------------------------------------------------------------------------
Shares reacquired                         (10,182,556)     (129,875,529)     (9,847,420)     (151,062,480)
----------------------------------------------------------------------------------------------------------
Net increase                                1,884,617       $25,260,368      25,029,236      $405,468,370
----------------------------------------------------------------------------------------------------------

                                           SHARES            AMOUNT           SHARES           AMOUNT
CLASS B SHARES
Shares sold                                 2,348,051       $29,319,565       6,878,619      $109,142,273
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                      --                --              55               902
----------------------------------------------------------------------------------------------------------
Shares reacquired                          (1,217,466)      (14,943,154)     (2,190,028)      (32,163,269)
----------------------------------------------------------------------------------------------------------
Net increase                                1,130,585       $14,376,411       4,688,646       $76,979,906
----------------------------------------------------------------------------------------------------------

                                           SHARES            AMOUNT           SHARES           AMOUNT
CLASS C SHARES
Shares sold                                 1,765,984       $21,912,753       4,901,418       $77,990,788
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                      --                --             366             4,926
----------------------------------------------------------------------------------------------------------
Shares reacquired                          (1,081,669)      (13,330,436)     (1,311,179)      (19,574,787)
----------------------------------------------------------------------------------------------------------
Net increase                                  684,315        $8,582,317       3,590,605       $58,420,927
----------------------------------------------------------------------------------------------------------

                                           SHARES            AMOUNT           SHARES           AMOUNT
CLASS I SHARES
Shares sold                                    31,900          $410,116          69,760        $1,101,000
----------------------------------------------------------------------------------------------------------
Shares reacquired                             (34,925)         (437,085)       (174,482)       (2,954,939)
----------------------------------------------------------------------------------------------------------
Net decrease                                   (3,025)         $(26,969)       (104,722)      $(1,853,939)
----------------------------------------------------------------------------------------------------------

                                               Six months ending
                                                  2/28/03(1)
                                           SHARES            AMOUNT
CLASS R SHARES
Shares sold                                       405            $5,000
--------------------------------------------------------------------------
Net increase                                      405            $5,000
--------------------------------------------------------------------------

(1) For the period from the inception of Class R shares, December 31, 2002, through February 28, 2003.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $2,263 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no significant borrowings during the period.

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TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust I, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer, and Director        Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        RICHARD M. HISEY (born 08/29/58)
Chairman                                                 Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Senior
                                                         Vice President (since July 2002); The Bank of New
JOHN W. BALLEN (born 09/12/59)                           York, Senior Vice President (September 2000 to
Trustee and President                                    July 2002); Lexington Global Asset Managers, Inc.,
Massachusetts Financial Services Company, Chief          Executive Vice President and Chief Financial
Executive Officer and Director                           Officer, General Manager, Mutual Funds (prior to
                                                         September 2000)
JAMES R. BORDEWICK, JR. (born 03/06/59)
Assistant Secretary and Assistant Clerk                  ELLEN MOYNIHAN (born 11/13/57)
Massachusetts Financial Services Company, Senior         Assistant Treasurer
Vice President and Associate General Counsel             Massachusetts Financial Services Company, Vice
                                                         President
STEPHEN E. CAVAN (born 11/06/53)
Secretary and Clerk                                      JAMES O. YOST (born 06/12/60)
Massachusetts Financial Services Company, Senior         Assistant Treasurer
Vice President, General Counsel and Secretary            Massachusetts Financial Services Company, Senior
                                                         Vice President
ROBERT R. FLAHERTY (born 09/18/63)
Assistant Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Gibbons, Sherratt and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and
Poorvu, and Ms. Smith, were elected by shareholders and have served as Trustees of the Trust since January 1,
2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling
1-800-225-2606.

--------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR                                              JP Morgan Chase Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street, Boston, MA                          New York, NY 10081
02116-3741

PORTFOLIO MANAGER
Stephen Pesek(1)

(1) MFS Investment Management

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MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number          Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606        8 a.m. to 8 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576        9 a.m. to 5 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Shares prices, account        1-800-MFS-TALK
balances exchanges or         (1-800-637-8255)
stock and bond outlooks       touch-tone required    24 hours a day, 365 days a
                                                     year
-------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[Logo] M F S(R)                                                 ---------------
INVESTMENT MANAGEMENT                                              PRSRT STD
                                                                  U.S. POSTAGE
500 Boylston Street                                                  PAID
Boston, MA 02116-3741                                                 MFS
                                                                ---------------


(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116.

                                                               CGF-SEM-4/03 64M